GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,840	$ 10,840	$ 10,840
Accumulated Amortization	(5,728)	(5,538)	(4,402)
Net Carrying Amount	$ 5,112	$ 5,302	$ 6,438
Internally Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	10 years	10 years	10 years
Gross Carrying Amount	$ 7,810	$ 7,810	$ 7,810
Accumulated Amortization	(3,319)	(3,189)	(2,408)
Net Carrying Amount	$ 4,491	$ 4,621	$ 5,402
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	6 years	6 years	6 years
Gross Carrying Amount	$ 2,130	$ 2,130	$ 2,130
Accumulated Amortization	(1,509)	(1,449)	(1,094)
Net Carrying Amount	$ 621	$ 681	$ 1,036
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	2 years	2 years	2 years
Gross Carrying Amount	$ 720	$ 720	$ 720
Accumulated Amortization	(720)	(720)	(720)
Net Carrying Amount
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	3 years	3 years	3 years
Gross Carrying Amount	$ 180	$ 180	$ 180
Accumulated Amortization	(180)	(180)	(180)
Net Carrying Amount